UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 6 , 2008


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $195137(thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      326     4116 SH       Sole                                       4116
A T & T Inc New                COM              00206r102      544    14192 SH       Sole                                      14192
Abbott Labs                    COM              002824100      366     6642 SH       Sole                                       6642
American Intl Group            COM              026874107     3953    91404 SH       Sole                                      91404
Apple Computer                 COM              037833100     1159     8076 SH       Sole                                       8076
Automatic Data Proc Inc        COM              053015103     4640   109456 SH       Sole                                     109456
BP PLC ADR                     COM              055622104     4480    73869 SH       Sole                                      73869
Bank of America Corporation Ne COM              060505104      203     5342 SH       Sole                                       5342
Berkshire Hathaway Inc  Delawa COM              084670108      267        2 SH       Sole                                          2
Canon Inc. ADR                 COM              138006309     6042   130305 SH       Sole                                     130305
Chevron Corp                   COM              166764100     1471    17229 SH       Sole                                      17229
Cisco Systems                  COM              17275R102     2632   109257 SH       Sole                                     109257
Coca Cola Co Com               COM              191216100     7157   117573 SH       Sole                                     117573
Donaldson Inc                  COM              257651109     8137   202022 SH       Sole                                     202022
Dover Corp                     COM              260003108     4873   116637 SH       Sole                                     116637
Echelon                        COM              27874n105      747    55300 SH       Sole                                      55300
Ecolab Inc                     COM              278865100     2156    49643 SH       Sole                                      49643
Emerson Electric Co            COM              291011104     6115   118836 SH       Sole                                     118836
Exxon Mobil Corp     Com       COM              30231g102     9085   107418 SH       Sole                                     107418
Farmers & Merchants Com        COM              307795104      243      599 SH       Sole                                        599
FedEx Corp                     COM              31428x106     3811    41121 SH       Sole                                      41121
General Electric               COM              369604103     1066    28798 SH       Sole                                      28798
Home Depot Inc                 COM              437076102     3092   110554 SH       Sole                                     110554
Illinois Tool Works            COM              452308109     5973   123850 SH       Sole                                     123850
Intel Corp                     COM              458140100     2441   115270 SH       Sole                                     115270
International Business Machine COM              459200101      223     1939 SH       Sole                                       1939
International Flavors & Fragra COM              459506101      234     5313 SH       Sole                                       5313
Johnson & Johnson              COM              478160104     6832   105312 SH       Sole                                     105312
Luminex Corp Com               COM              55027E102     1072    54531 SH       Sole                                      54531
Mc Graw Hill Companies         COM              580645109      207     5599 SH       Sole                                       5599
Microsoft Corp                 COM              594918104     4384   154462 SH       Sole                                     154462
Molex Inc.                     COM              608554101     3597   155322 SH       Sole                                     155322
Monsanto                       COM              61166w101      285     2558 SH       Sole                                       2558
National Instr Corp            COM              636518102     2075    79388 SH       Sole                                      79388
Nokia                          COM              654902204     3332   104681 SH       Sole                                     104681
Nordson Corp                   COM              655663102     5886   109306 SH       Sole                                     109306
Novartis ADR                   COM              66987V109     3980    77695 SH       Sole                                      77695
PepsiCo Inc                    COM              713448108     3885    53808 SH       Sole                                      53808
Pfizer, Inc.                   COM              717081103      350    16707 SH       Sole                                      16707
Procter & Gamble               COM              742718109     7982   113918 SH       Sole                                     113918
Royal Dutch Shell Plc ADR A    COM              780259206     4796    69529 SH       Sole                                      69529
Sabine Royalty Trust UBI       COM              785688102      706    14000 SH       Sole                                      14000
San Juan Basin Royalty Trust   COM              798241105    22951   616452 SH       Sole                                     616452
Schlumberger Ltd               COM              806857108     8274    95107 SH       Sole                                      95107
Sigma Aldrich                  COM              826552101     8420   141160 SH       Sole                                     141160
Southern Co Com                COM              842587107      278     7806 SH       Sole                                       7806
Sysco Corp                     COM              871829107     4247   146345 SH       Sole                                     146345
Telefonica de Espana           COM              879382208     1176    13593 SH       Sole                                      13593
Unilever N V                   COM              904784709      280     8295 SH       Sole                                       8295
Union Pacific Corp.            COM              907818108      251     2000 SH       Sole                                       2000
United Parcel Svc Cl B         COM              911312106     4261    58350 SH       Sole                                      58350
United Technologies            COM              913017109      385     5600 SH       Sole                                       5600
W.W. Grainger                  COM              384802104     5822    76209 SH       Sole                                      76209
Wal-Mart Stores                COM              931142103     3991    75763 SH       Sole                                      75763
Weyerhaeuser Co                COM              962166104     3227    49620 SH       Sole                                      49620
Wyeth                          COM              983024100      425    10185 SH       Sole                                      10185
Ishares Tr Russell 1000 Val                     464287598      345     4700 SH       Sole                                       4700
REPORT SUMMARY		       57 DATA RECORDS		     195137         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

